Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Provisions for income taxes	For the years ended December 30, 2012 and 2011 the provisions for income taxes were as follows:
	2012	2011
Federal – current	$-	$-
State – current	-	3,000
Total	$-	$3,000

Net deferred tax assets and liabilities

Significant components of our net deferred tax assets and liabilities as of December 30, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$4,681,000	$3,814,000
Deferred revenue	-	16,000
Stock based compensation	940,000	613,000
Accrued compensation	70,000	48,000
	634,000	600,000
Depreciation and amortization	4,816,000	4,691,000
Other	12,000	9,000
Total deferred tax assets	11,153,000	9,791,000
Valuation allowance for net deferred tax assets	(11,153,000)	(9,791,000)
Total	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The difference between the provision for income taxes and income taxes computed using the U.S. federal income tax rate for the years ended December 31, 2012 and 2011 was as follows:

	2012	2011
Computed expected tax expense	$(2,495,000)	$(5,885,000)
State taxes, net of federal benefit	(155,000)	(1,006,000)
Other	1,288,000	180,000
Change in valuation allowance	1,362,000	6,714,000
	$-	$3,000